UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

July 31, 2011
unaudited

Common stocks — 74.30%	Shares	Value (000)

CONSUMER STAPLES — 13.22%
Philip Morris International Inc.	38,535,800	$2,742,593
Altria Group, Inc.	64,158,100	1,687,358
Kraft Foods Inc., Class A	32,442,000	1,115,356
PepsiCo, Inc.	11,633,900	745,035
Lorillard, Inc.	5,626,000	597,594
Nestlé SA	8,560,000	546,522
Foster’s Group Ltd.	93,863,000	520,745
Diageo PLC	22,686,300	463,618
Coca-Cola Co.	5,300,800	360,507
ConAgra Foods, Inc.	12,813,000	328,141
Wesfarmers Ltd.	9,421,573	303,478
Kimberly-Clark Corp.	3,000,000	196,080
Imperial Tobacco Group PLC	5,221,396	181,441
Reynolds American Inc.	3,880,000	136,576
Kellogg Co.	2,136,000	119,146
Sara Lee Corp.	5,950,911	113,722
H.J. Heinz Co.	2,000,000	105,280
Koninklijke Ahold NV	2,975,000	39,704
Philip Morris CR as	42,500	25,334
Orior AG	230,000	15,634
Axfood AB	273,609	10,551
		10,354,415

TELECOMMUNICATION SERVICES — 10.37%
AT&T Inc.	70,766,230	2,070,620
Singapore Telecommunications Ltd.	322,829,500	900,845
Verizon Communications Inc.	17,954,400	633,611
CenturyLink, Inc.	15,105,981	560,583
América Móvil, SAB de CV, Series L (ADR)	17,570,350	453,315
BCE Inc. (CAD denominated)	10,923,000	416,822
BCE Inc.	700,000	26,719
France Télécom SA	16,648,522	345,437
Belgacom SA	9,864,475	344,789
Vodafone Group PLC	100,200,000	282,894
Koninklijke KPN NV	19,632,408	280,575
Telefónica Czech Republic, AS	8,040,000	204,531
Elisa Oyj, Class A1	9,477,450	204,000
Türk Telekomünikasyon AS, Class D	46,737,000	199,193
KT Corp.	3,065,000	114,977
KT Corp. (ADR)	4,015,000	79,336
OJSC Mobile TeleSystems (ADR)	8,478,250	159,222
TeliaSonera AB	18,395,000	140,958
Turkcell Iletisim Hizmetleri AS2	25,786,000	133,711
Telekom Austria AG, non-registered shares	9,624,054	117,974
DiGi.Com Bhd.	10,002,000	101,907
Advanced Info Service PCL	24,369,600	94,373
Bezeq — The Israel Telecommunication Corp. Ltd.	34,700,000	84,667
Philippine Long Distance Telephone Co.	1,053,250	59,986
Partner Communications Co. Ltd.	4,009,387	57,474
Telkom SA Ltd.	4,244,452	22,699
Frontier Communications Corp., Class B	1,656,274	12,405
Telefónica, SA	392,000	8,759
Hutchison Telecommunications Hong Kong Holdings Ltd.	14,982,000	5,325
Portugal Telecom, SGPS, SA	342,000	2,966
		8,120,673

FINANCIALS — 9.36%
HCP, Inc.	11,320,500	415,802
Link Real Estate Investment Trust1	117,175,000	409,690
Bank of China Ltd., Class H	859,492,700	395,904
HSBC Holdings PLC (Hong Kong)	30,429,012	298,873
HSBC Holdings PLC (United Kingdom)	9,731,535	94,964
Sampo Oyj, Class A	10,374,801	317,084
BNP Paribas SA	4,585,391	299,557
JPMorgan Chase & Co.	6,559,000	265,312
Industrial and Commercial Bank of China Ltd., Class H	343,006,260	260,982
Prudential PLC	21,556,643	244,151
Westpac Banking Corp.	10,176,077	228,284
Banco Santander (Brasil) SA, units	14,606,900	137,230
Banco Santander (Brasil) SA, units (ADR)	9,530,575	88,444
Westfield Group	25,679,175	224,561
Bank of Nova Scotia	3,847,200	218,160
China Construction Bank Corp., Class H	265,525,360	213,953
CapitaCommercial Trust1	182,667,300	213,903
CapitaMall Trust, units	134,514,592	210,581
Banco Santander, SA	19,178,741	201,862
Ascendas Real Estate Investment Trust1	118,197,000	200,251
Fidelity National Financial, Inc.1	12,279,900	200,162
Royal Bank of Canada	3,484,511	187,455
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	152,766
Wells Fargo & Co.	5,430,000	151,714
Hudson City Bancorp, Inc.	18,165,000	149,861
Hang Seng Bank Ltd.	8,436,600	132,604
Banco Bradesco SA, preferred nominative	6,587,163	125,300
Chimera Investment Corp.	39,395,000	121,337
Mapletree Industrial Trust1	95,000,000	96,649
Société Générale	1,729,788	86,335
Itaú Unibanco Holding SA, preferred nominative	4,015,000	81,395
Weingarten Realty Investors	3,134,750	80,626
Arthur J. Gallagher & Co.	2,410,589	67,786
Astoria Financial Corp.1	5,785,000	67,395
CDL Hospitality Trusts	38,353,500	66,253
Credit Suisse Group AG	1,722,000	62,268
Frasers Centrepoint Trust1	47,864,000	61,216
Old Republic International Corp.	5,000,000	52,200
Starwood Property Trust, Inc.	2,675,000	51,895
Champion Real Estate Investment Trust	92,611,638	51,096
Equity Residential, shares of beneficial interest	750,500	46,396
CapitaRetail China Trust1	43,545,000	44,843
Sunway Real Estate Investment Trust	112,985,100	43,397
United Bankshares, Inc.	1,775,000	42,351
Cache Logistics Trust1	41,000,000	33,710
Unibail-Rodamco SE, non-registered shares	150,000	33,494
Westfield Retail Trust	8,249,175	22,113
Westfield Retail Trust, units	1,950,159	5,228
K-REIT Asia	19,262,000	21,116
Bank of New York Mellon Corp.	530,000	13,308
Colony Financial, Inc.	750,000	13,207
Parkway Life Real Estate Investment Trust	8,300,000	12,821
New York Community Bancorp, Inc.	465,246	6,295
Fannie Mae2	12,458,206	4,161
Freddie Mac2	5,300,000	1,929
		7,330,230

UTILITIES — 8.91%
Scottish and Southern Energy PLC	45,495,600	976,051
GDF SUEZ	24,703,320	810,378
National Grid PLC	71,797,412	703,576
Dominion Resources, Inc.	13,636,980	660,712
Power Assets Holdings Ltd.	70,970,500	587,342
FirstEnergy Corp.	11,019,000	491,998
Exelon Corp.	9,125,000	402,139
Southern Co.	9,750,000	385,515
CEZ, a s	3,931,000	203,274
Progress Energy, Inc.	4,260,000	199,112
Public Service Enterprise Group Inc.	6,027,600	197,404
PPL Corp.	5,740,000	160,146
Duke Energy Corp.	7,500,000	139,500
DTE Energy Co.	2,750,000	137,060
Ratchaburi Electricity Generating Holding PCL1	94,250,000	135,884
Xcel Energy Inc.	5,516,000	132,384
NextEra Energy, Inc.	2,000,000	110,500
PG&E Corp.	2,642,932	109,497
Electricity Generating PCL1	28,941,428	91,458
International Power PLC	17,450,000	87,562
E.ON AG	2,025,000	55,925
Entergy Corp.	752,500	50,267
Consolidated Edison, Inc.	900,000	47,340
NiSource Inc.	2,289,307	46,084
Pinnacle West Capital Corp.	738,200	31,263
SUEZ Environnement Co.	965,000	17,929
Ameren Corp.	429,120	12,367
		6,982,667

ENERGY — 6.88%
Royal Dutch Shell PLC, Class B	36,870,889	1,355,384
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	243,504
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	202,658
ConocoPhillips	16,839,000	1,212,240
Eni SpA	28,148,849	613,987
Husky Energy Inc.	10,460,000	292,851
Sasol Ltd.	5,450,170	273,936
Enbridge Inc.	7,277,607	238,943
Woodside Petroleum Ltd.	5,390,917	227,127
BP PLC	26,210,000	198,333
TOTAL SA	2,634,000	142,989
TOTAL SA (ADR)	600,000	32,442
Türkiye Petrol Rafinerileri AS	4,167,000	101,378
OAO LUKOIL (ADR)	1,321,000	88,243
Statoil ASA	3,500,532	86,533
Spectra Energy Corp	2,783,220	75,203
		5,385,751

HEALTH CARE — 6.33%
Novartis AG	21,021,000	1,295,367
Abbott Laboratories	16,370,000	840,108
Merck & Co., Inc.	23,578,714	804,742
Bristol-Myers Squibb Co.	18,814,300	539,218
Pfizer Inc	20,284,000	390,264
Johnson & Johnson	4,000,000	259,160
GlaxoSmithKline PLC	9,222,000	206,475
Sonic Healthcare Ltd.	14,481,270	193,137
Bayer AG	2,181,000	175,278
Roche Holding AG	845,000	152,026
Orion Oyj, Class B	3,569,000	86,360
Oriola-KD Oyj, Class B	4,205,677	12,932
		4,955,067

INDUSTRIALS — 4.62%
Siemens AG	2,933,700	376,776
MAp Group1	101,375,073	364,182
Lockheed Martin Corp.	4,553,500	344,837
Legrand SA	8,074,000	314,575
Singapore Technologies Engineering Ltd	91,974,000	230,680
Waste Management, Inc.	6,600,700	207,856
Hutchison Port Holdings Trust2,3	233,532,000	177,484
Hutchison Port Holdings Trust2	32,612,000	24,785
FirstGroup PLC1	31,300,000	187,271
Leighton Holdings Ltd.	6,365,476	147,625
Hays PLC1	89,975,129	132,699
Watsco, Inc.	1,585,000	93,800
BAE Systems PLC	18,000,000	89,820
Hopewell Highway Infrastructure Ltd.	126,218,430	81,298
SMRT Corp. Ltd.	51,160,000	78,178
Singapore Post Private Ltd.	74,291,000	67,560
SATS Ltd.	30,385,000	63,591
Securitas AB, Class B	5,585,000	56,947
Jardine Matheson Holdings Ltd.	958,800	54,949
Uponor Oyj	3,654,768	54,091
Norfolk Southern Corp.	663,000	50,189
Geberit AG	182,319	43,133
Schneider Electric SA	292,159	42,463
BELIMO Holding AG	19,784	41,727
Emerson Electric Co.	840,000	41,236
Seco Tools AB, Class B	2,365,423	37,485
IMI PLC	2,125,000	36,625
AB SKF, Class B	1,116,394	29,510
SIA Engineering Co. Ltd.	8,617,000	28,983
Österreichische Post AG	895,000	26,685
Steelcase Inc., Class A	2,270,000	22,541
United Technologies Corp.	242,000	20,047
Jiangsu Expressway Co. Ltd., Class H	20,650,000	19,872
Spirax-Sarco Engineering PLC	476,077	14,668
Interserve PLC	1,913,461	10,451
Pitney Bowes Inc.	47,700	1,028
		3,615,647

INFORMATION TECHNOLOGY — 4.57%
HTC Corp.	15,151,973	450,847
Quanta Computer Inc.2	181,055,240	445,802
Delta Electronics, Inc.	104,851,233	370,891
Cielo SA, ordinary nominative	9,096,000	252,789
MediaTek Inc.	28,005,774	251,062
Maxim Integrated Products, Inc.	8,290,700	190,354
Redecard SA, ordinary nominative	10,913,700	187,894
Siliconware Precision Industries Co., Ltd.1	173,970,300	174,360
VTech Holdings Ltd.1	13,454,000	157,089
Intel Corp.	6,957,200	155,354
Compal Electronics, Inc.	119,220,715	154,631
Wistron Corp.2	79,041,707	132,945
Analog Devices, Inc.	3,451,200	118,721
Paychex, Inc.	4,000,000	112,920
Canon, Inc.	1,846,800	89,959
Xilinx, Inc.	2,589,100	83,110
Playtech Ltd.	10,202,254	62,799
Neopost SA	691,459	55,341
Automatic Data Processing, Inc.	851,889	43,864
Kingboard Laminates Holdings Ltd.	68,864,500	41,263
Halma PLC	5,330,628	35,437
Oakton Ltd.	4,617,960	10,908
		3,578,340

CONSUMER DISCRETIONARY — 4.19%
McDonald’s Corp.	7,028,000	607,782
Home Depot, Inc.	15,554,400	543,315
Daimler AG	3,502,400	254,952
OPAP SA	15,213,781	252,491
Time Warner Cable Inc.	3,293,100	241,417
British Sky Broadcasting Group PLC	15,674,000	183,184
Darden Restaurants, Inc.	3,556,700	180,680
William Hill PLC1	39,536,488	149,848
Marks and Spencer Group PLC	24,400,967	138,663
Greene King PLC1	14,073,299	113,008
Genuine Parts Co.	1,540,000	81,867
Kingfisher PLC	18,845,000	78,168
Stella International Holdings Ltd.	21,090,000	57,638
TUI Travel PLC	17,924,755	57,374
Esprit Holdings Ltd.	19,103,245	55,640
Intercontinental Hotels Group PLC	2,412,352	47,834
Leggett & Platt, Inc.	2,180,000	47,306
Halfords Group PLC	8,399,000	44,489
Ekornes ASA1	1,980,425	43,218
Kesa Electricals PLC	13,430,200	28,791
Bijou Brigitte modische Accessoires AG	233,795	25,783
Headlam Group PLC	3,808,547	17,254
TAKKT AG	1,023,877	16,897
Aristocrat Leisure Ltd.	3,791,027	10,162
GAME Group PLC	7,840,000	3,603
		3,281,364

MATERIALS — 2.28%
Amcor Ltd.	42,943,530	332,131
China Steel Corp.	254,923,284	266,102
CRH PLC	11,864,160	233,552
E.I. du Pont de Nemours and Co.	4,000,000	205,680
Koninklijke DSM NV	3,271,000	186,195
RPM International, Inc.1	8,340,000	175,807
Fletcher Building Ltd.	21,176,596	151,316
Israel Chemicals Ltd.	8,793,383	149,051
Akzo Nobel NV	600,000	36,805
Rautaruukki Oyj	1,431,029	29,281
Symrise AG	385,000	10,536
voestalpine AG	183,000	9,501
		1,785,957

MISCELLANEOUS — 3.57%
Other common stocks in initial period of acquisition		2,795,259

Total common stocks (cost: $52,580,451,000)		58,185,370

Preferred stocks — 0.07%

FINANCIALS — 0.04%
Public Storage, Inc., Series F, 6.45%	1,000,000	25,080
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,463
		30,543

UTILITIES — 0.03%
Southern Co. 5.625%	800,000	20,150

Total preferred stocks (cost: $50,003,000)		50,693

	Shares or
Convertible securities — 0.18%	principal amount

UTILITIES — 0.11%
PPL Corp. 9.50% convertible preferred 2013, units	1,495,000	83,855

CONSUMER DISCRETIONARY — 0.03%
TUI Travel PLC 4.90% convertible notes 2017	£4,100,000	6,348
TUI Travel PLC 6.00% convertible notes 2014	£9,200,000	14,694
		21,042

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	15,580

INDUSTRIALS — 0.01%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	318,000	11,543

FINANCIALS — 0.01%
Old Republic International Corp. 8.00% convertible notes 2012	$6,350,000	6,771
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred2	76,628	2,337
Fannie Mae 5.375% convertible preferred 20322	240	1,560
		10,668

Total convertible securities (cost: $232,104,000)		142,688

	Principal amount	Value
Bonds & notes — 21.62%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 6.77%
Fannie Mae 4.89% 2012	$25,000	$25,077
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	30,971
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	4,331	4,705
Fannie Mae 5.00% 2018	3,572	3,833
Fannie Mae 4.50% 2019	9,163	9,821
Fannie Mae 5.50% 2019	1,360	1,474
Fannie Mae 4.50% 2020	4,103	4,397
Fannie Mae 5.50% 2020	3,415	3,699
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	16,107
Fannie Mae 6.00% 2021	3,517	3,834
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	13,135	13,579
Fannie Mae 5.00% 2023	5,896	6,348
Fannie Mae 4.00% 2024	65,369	68,711
Fannie Mae 4.00% 2024	33,798	35,526
Fannie Mae 4.00% 2024	19,232	20,234
Fannie Mae 4.00% 2024	18,621	19,573
Fannie Mae 4.50% 2024	44,223	47,118
Fannie Mae 4.50% 2024	15,566	16,585
Fannie Mae 4.50% 2024	13,983	14,898
Fannie Mae 4.50% 2024	5,976	6,358
Fannie Mae 6.00% 2024	9,419	10,410
Fannie Mae 6.00% 2024	80	87
Fannie Mae 3.50% 2025	26,256	27,036
Fannie Mae 3.50% 2025	21,265	21,897
Fannie Mae 3.50% 2025	20,474	21,082
Fannie Mae 3.50% 2025	9,648	9,935
Fannie Mae 3.50% 2025	9,566	9,851
Fannie Mae 3.50% 2025	1,916	1,973
Fannie Mae 3.00% 2026	27,114	27,413
Fannie Mae 3.00% 2026	9,670	9,777
Fannie Mae 3.50% 2026	72,927	75,116
Fannie Mae 3.50% 2026	13,652	14,062
Fannie Mae 6.00% 2026	36,040	39,834
Fannie Mae 6.00% 2026	4,323	4,765
Fannie Mae 6.00% 2027	75,713	83,447
Fannie Mae 6.00% 2028	2,769	3,052
Fannie Mae 6.00% 2028	2,105	2,318
Fannie Mae 6.00% 2028	1,633	1,800
Fannie Mae 6.00% 2028	1,550	1,709
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,609	1,826
Fannie Mae 5.00% 2035	120,057	128,837
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	9,254	10,397
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,268	7,722
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,283	5,568
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,446	1,285
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,309	1,176
Fannie Mae, Series 2006-65, Class PF, 0.467% 20365	8,875	8,815
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	14,798	16,381
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	45,132	50,935
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	38,833	43,444
Fannie Mae 6.00% 2036	31,968	35,341
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	29,269	32,986
Fannie Mae 6.00% 2036	22,740	25,139
Fannie Mae 6.00% 2036	16,397	18,093
Fannie Mae 6.00% 2036	14,366	15,881
Fannie Mae 6.00% 2036	6,631	7,330
Fannie Mae 7.00% 2036	993	1,126
Fannie Mae 7.50% 2036	689	772
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	54,860	61,002
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	41,450	45,960
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	11,962	13,258
Fannie Mae 6.00% 2037	18,431	20,272
Fannie Mae 6.00% 2037	11,220	12,402
Fannie Mae 6.00% 2037	6,495	7,164
Fannie Mae 6.50% 2037	15,573	17,291
Fannie Mae 6.50% 2037	1,702	1,890
Fannie Mae 6.50% 2037	1,673	1,857
Fannie Mae 6.50% 2037	629	698
Fannie Mae 7.00% 2037	22,130	25,091
Fannie Mae 7.00% 2037	960	1,088
Fannie Mae 7.50% 2037	3,592	4,022
Fannie Mae 7.50% 2037	991	1,110
Fannie Mae 7.50% 2037	590	660
Fannie Mae 7.50% 2037	561	644
Fannie Mae 7.50% 2037	168	188
Fannie Mae 5.121% 20385	10,067	10,807
Fannie Mae 5.366% 20385	11,378	12,093
Fannie Mae 5.474% 20385	1,185	1,281
Fannie Mae 5.50% 2038	20,438	22,279
Fannie Mae 5.50% 2038	15,838	17,265
Fannie Mae 5.50% 2038	12,542	13,672
Fannie Mae 5.50% 2038	8,195	8,933
Fannie Mae 5.50% 2038	6,605	7,167
Fannie Mae 5.50% 2038	3,700	4,033
Fannie Mae 6.00% 2038	75,296	83,054
Fannie Mae 6.00% 2038	53,662	59,191
Fannie Mae 6.00% 2038	37,881	41,641
Fannie Mae 6.00% 2038	18,027	19,885
Fannie Mae 6.00% 2038	9,608	10,598
Fannie Mae 6.00% 2038	6,313	6,964
Fannie Mae 6.00% 2038	5,261	5,794
Fannie Mae 7.00% 2038	590	668
Fannie Mae 3.55% 20395	13,335	14,001
Fannie Mae 3.564% 20395	10,962	11,480
Fannie Mae 3.58% 20395	10,785	11,305
Fannie Mae 3.637% 20395	12,050	12,636
Fannie Mae 3.671% 20395	3,914	4,122
Fannie Mae 3.746% 20395	5,616	5,918
Fannie Mae 3.791% 20395	10,163	10,720
Fannie Mae 3.814% 20395	6,333	6,657
Fannie Mae 3.827% 20395	6,374	6,728
Fannie Mae 3.85% 20395	10,504	11,060
Fannie Mae 3.899% 20395	2,824	2,969
Fannie Mae 3.942% 20395	2,072	2,189
Fannie Mae 3.959% 20395	6,674	7,044
Fannie Mae 6.00% 2039	32,344	35,574
Fannie Mae 3.50% 2040	101,039	98,940
Fannie Mae 3.50% 2040	87,839	86,015
Fannie Mae 3.50% 2040	44,089	43,174
Fannie Mae 4.00% 2040	7,000	7,121
Fannie Mae 4.50% 2040	3,125	3,275
Fannie Mae 4.50% 2040	2,259	2,365
Fannie Mae 4.50% 2040	2,101	2,200
Fannie Mae 4.50% 2040	1,966	2,060
Fannie Mae 4.50% 2040	1,815	1,902
Fannie Mae 4.50% 2040	1,710	1,791
Fannie Mae 4.50% 2040	1,567	1,641
Fannie Mae 4.50% 2040	1,255	1,316
Fannie Mae 4.50% 2040	1,005	1,052
Fannie Mae 4.50% 2040	1,003	1,051
Fannie Mae 4.50% 2040	631	661
Fannie Mae 4.50% 2040	610	639
Fannie Mae 4.50% 2040	188	197
Fannie Mae 4.50% 2040	133	139
Fannie Mae 5.00% 2040	17,876	19,204
Fannie Mae 5.00% 2040	6,451	6,931
Fannie Mae 5.00% 2040	4,810	5,143
Fannie Mae 5.00% 2040	3,990	4,286
Fannie Mae 3.50% 2041	88,376	86,541
Fannie Mae 3.50% 2041	24,486	23,985
Fannie Mae 3.50% 2041	9,301	9,108
Fannie Mae 4.00% 2041	63,739	64,841
Fannie Mae 4.00% 2041	39,336	40,055
Fannie Mae 4.00% 2041	24,800	25,222
Fannie Mae 4.00% 2041	23,300	23,697
Fannie Mae 4.00% 2041	18,000	18,307
Fannie Mae 4.00% 2041	18,000	18,307
Fannie Mae 4.00% 2041	17,000	17,295
Fannie Mae 4.00% 2041	16,000	16,278
Fannie Mae 4.00% 2041	14,684	14,935
Fannie Mae 4.00% 2041	11,000	11,187
Fannie Mae 4.00% 2041	10,587	10,771
Fannie Mae 4.00% 2041	9,141	9,299
Fannie Mae 4.00% 2041	9,000	9,153
Fannie Mae 4.00% 2041	8,000	8,136
Fannie Mae 4.00% 2041	8,000	8,136
Fannie Mae 4.00% 2041	6,906	7,025
Fannie Mae 4.00% 2041	6,730	6,845
Fannie Mae 4.00% 2041	6,000	6,104
Fannie Mae 4.00% 2041	6,000	6,102
Fannie Mae 4.50% 2041	53,176	55,601
Fannie Mae 4.50% 2041	49,833	52,106
Fannie Mae 4.50% 2041	49,646	51,910
Fannie Mae 4.50% 2041	30,684	32,083
Fannie Mae 4.50% 2041	28,877	30,242
Fannie Mae 4.50% 2041	27,326	28,618
Fannie Mae 4.50% 2041	24,912	26,048
Fannie Mae 4.50% 2041	24,858	26,033
Fannie Mae 4.50% 2041	24,681	25,806
Fannie Mae 4.50% 2041	15,910	16,636
Fannie Mae 4.50% 2041	12,232	12,810
Fannie Mae 4.50% 2041	10,347	10,819
Fannie Mae 4.50% 2041	9,693	10,151
Fannie Mae 4.50% 2041	9,251	9,673
Fannie Mae 4.50% 2041	8,227	8,615
Fannie Mae 4.50% 2041	7,984	8,362
Fannie Mae 4.50% 2041	4,765	4,994
Fannie Mae 4.50% 2041	3,183	3,328
Fannie Mae 4.50% 2041	2,447	2,564
Fannie Mae 4.50% 2041	2,393	2,506
Fannie Mae 4.50% 2041	1,767	1,850
Fannie Mae 4.50% 2041	446	467
Fannie Mae 4.50% 2041	307	321
Fannie Mae 5.00% 2041	139,830	149,247
Fannie Mae 5.00% 2041	21,732	23,339
Fannie Mae 5.00% 2041	17,177	18,385
Fannie Mae 5.00% 2041	13,174	14,151
Fannie Mae 5.00% 2041	11,337	12,177
Fannie Mae 5.00% 2041	10,451	11,225
Fannie Mae 5.00% 2041	8,580	9,173
Fannie Mae 5.00% 2041	7,163	7,693
Fannie Mae 5.00% 2041	7,158	7,689
Fannie Mae 5.00% 2041	6,359	6,830
Fannie Mae 5.00% 2041	5,665	6,064
Fannie Mae 5.00% 2041	5,039	5,394
Fannie Mae 5.00% 2041	4,773	5,108
Fannie Mae 5.00% 2041	4,357	4,680
Fannie Mae 5.00% 2041	2,057	2,210
Fannie Mae 5.50% 2041	136,310	147,726
Fannie Mae 6.50% 2041	33,000	36,645
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	234	262
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	213	253
Fannie Mae 7.00% 2047	1,337	1,489
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,770
Freddie Mac 5.50% 2019	4,471	4,836
Freddie Mac, Series 2642, Class BL, 3.50% 2023	4,251	4,435
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,349	2,437
Freddie Mac 5.50% 2023	8,160	8,812
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,008	2,239
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	3,232	2,907
Freddie Mac 6.00% 2026	11,626	12,813
Freddie Mac 6.00% 2026	9,675	10,663
Freddie Mac 5.50% 2027	20,631	22,471
Freddie Mac 6.50% 2027	11,754	13,132
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,688	4,162
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,842	7,716
Freddie Mac 6.50% 2032	1,843	2,072
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,653	16,358
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	15,315	13,818
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	8,960	7,950
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,681	3,407
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,626	3,303
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,226	2,979
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,018	1,762
Freddie Mac, Series 3156, Class NG, 6.00% 2036	35,326	39,914
Freddie Mac, Series 3286, Class JN, 5.50% 2037	24,437	26,862
Freddie Mac 5.684% 20375	7,548	8,044
Freddie Mac, Series 3271, Class OA, 6.00% 2037	23,146	26,147
Freddie Mac 5.00% 2038	11,254	12,017
Freddie Mac 5.00% 2038	9,585	10,269
Freddie Mac 5.00% 2038	9,579	10,262
Freddie Mac 5.00% 2038	2,693	2,885
Freddie Mac 5.00% 2038	2,046	2,192
Freddie Mac 5.00% 2038	1,714	1,839
Freddie Mac 5.00% 2038	44	47
Freddie Mac 5.041% 20385	6,053	6,500
Freddie Mac 5.50% 2038	37,551	40,788
Freddie Mac 5.527% 20385	5,951	6,345
Freddie Mac 5.901% 20385	9,548	10,338
Freddie Mac 3.542% 20395	3,382	3,541
Freddie Mac 5.00% 2039	63,501	67,818
Freddie Mac 5.00% 2039	100	107
Freddie Mac 5.00% 2040	8,853	9,457
Freddie Mac 4.00% 2041	49,375	50,238
Freddie Mac 4.00% 2041	10,809	11,001
Freddie Mac 5.00% 2041	16,900	18,080
Freddie Mac 5.00% 2041	16,146	17,274
Freddie Mac 5.00% 2041	12,860	13,759
Freddie Mac 5.00% 2041	9,283	9,917
Freddie Mac 5.00% 2041	7,206	7,709
Freddie Mac 5.00% 2041	5,371	5,746
Freddie Mac 5.00% 2041	3,328	3,561
Freddie Mac 5.00% 2041	1,000	1,070
Freddie Mac 6.50% 2047	3,043	3,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.863% 20353,5	5,050	5,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	2,297	2,295
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,386
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,406
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,275	4,320
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20425	14,840	15,468
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.278% 20435	7,200	7,816
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.319% 20435	16,830	16,422
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20445	15,000	16,198
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.88% 20455	60,508	67,035
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	11,255	11,355
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	17,400	17,848
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	13,961	14,154
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,294	22,247
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.741% 20495	9,597	10,363
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	6,620	5,752
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	7,058	6,301
Government National Mortgage Assn. 4.50% 2037	12,071	12,932
Government National Mortgage Assn. 4.00% 2038	5,646	5,850
Government National Mortgage Assn. 4.50% 2038	1,550	1,660
Government National Mortgage Assn. 3.50% 2040	797	793
Government National Mortgage Assn. 4.00% 2040	9,888	10,244
Government National Mortgage Assn. 4.00% 2040	7,014	7,267
Government National Mortgage Assn. 4.00% 2040	4,534	4,697
Government National Mortgage Assn. 4.00% 2040	4,479	4,640
Government National Mortgage Assn. 4.00% 2040	3,557	3,685
Government National Mortgage Assn. 4.00% 2040	2,801	2,902
Government National Mortgage Assn. 4.00% 2040	2,102	2,178
Government National Mortgage Assn. 4.00% 2040	2,050	2,124
Government National Mortgage Assn. 4.00% 2040	1,849	1,916
Government National Mortgage Assn. 4.00% 2040	1,634	1,693
Government National Mortgage Assn. 4.00% 2040	1,297	1,344
Government National Mortgage Assn. 4.00% 2040	1,277	1,323
Government National Mortgage Assn. 4.00% 2040	1,266	1,312
Government National Mortgage Assn. 4.00% 2040	1,155	1,196
Government National Mortgage Assn. 4.50% 2040	13,081	13,943
Government National Mortgage Assn. 4.50% 2040	8,420	8,974
Government National Mortgage Assn. 4.50% 2040	2,230	2,380
Government National Mortgage Assn. 5.00% 2040	4,051	4,436
Government National Mortgage Assn. 5.00% 2040	3,482	3,809
Government National Mortgage Assn. 5.00% 2040	1,053	1,152
Government National Mortgage Assn. 5.00% 2040	104	114
Government National Mortgage Assn. 4.00% 2041	1,675	1,736
Government National Mortgage Assn. 4.50% 2041	7,836	8,368
Government National Mortgage Assn. 5.816% 2058	13,035	14,309
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,503	1,663
Government National Mortgage Assn. 6.172% 2058	1,558	1,694
Government National Mortgage Assn. 6.205% 2058	4,706	5,213
Government National Mortgage Assn. 6.22% 2058	2,935	3,201
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	498	516
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	296	308
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	401	406
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	119	119
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,623	1,633
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	6,967	6,964
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	11,039
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	4,684	4,755
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20385	14,535	14,843
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,031
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.422% 20395	16,293	17,162
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.799% 20395	25,290	27,029
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	26,104	27,079
Fannie Mae 6.00% 2041	100,070	110,057
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,304	3,360
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	38,142	40,152
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.881% 20385	14,395	15,982
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	11,830
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	27,000	29,044
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,826
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	15,000	16,209
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	51,239
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	6,391	6,430
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20455	3,500	3,833
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20455	21,700	22,106
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.703% 20455	4,955	5,189
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,490
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.624% (undated)5	5,000	5,425
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,294	1,305
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,981	2,978
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20445	30,000	32,875
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	5,066	5,163
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20425	18,776	19,208
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.734% 20425	20,105	21,094
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.738% 20353,5	26,833	28,149
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,5	6,017	6,214
Bank of America 5.50% 20123	30,000	31,044
Northern Rock PLC 5.625% 20173	20,000	21,274
Northern Rock PLC 5.625% 2017	6,000	6,382
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	25,000	26,739
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.307% 20465	26,284	26,207
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	24,753	25,677
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	8,000	8,465
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	15,000	15,569
HBOS Treasury Services PLC 5.00% 20113	6,920	7,000
HBOS Treasury Services PLC 5.25% 20173	14,000	15,169
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	2,560	2,559
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20455	17,000	17,462
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	18,595	19,294
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,679	9,965
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	7,891	7,916
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	15,000	16,062
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,286
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	6,919
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	4,418	4,415
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	887	907
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20435	5,065	5,455
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	9,435	9,633
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,531	7,210
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,481
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,803	1,815
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	2,500	2,731
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	3,142	3,120
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,133	2,142
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.903% 20193,5	2,034	2,025
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.787% 20345	1,844	1,704
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	616	616
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.747% 20345	235	223
		5,303,312

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.95%
U.S. Treasury 1.125% 2011	30,000	30,105
U.S. Treasury 4.625% 2011	90,670	90,994
U.S. Treasury 0.625% 2012	20,000	20,064
U.S. Treasury 0.625% 2012	11,000	11,049
U.S. Treasury 1.875% 2012	75,000	76,053
U.S. Treasury 4.25% 2012	105,000	109,824
U.S. Treasury 4.375% 2012	30,000	31,270
U.S. Treasury 4.875% 2012	75,000	78,141
U.S. Treasury 4.875% 2012	70,000	71,753
U.S. Treasury 0.625% 2013	100,000	100,469
U.S. Treasury 0.625% 2013	100	100
U.S. Treasury 1.125% 2013	2,750	2,789
U.S. Treasury 2.75% 2013	50,000	52,648
U.S. Treasury 3.125% 2013	25,000	26,424
U.S. Treasury 4.25% 2013	148,000	159,679
U.S. Treasury 1.25% 2014	5,000	5,103
U.S. Treasury 1.875% 2014	35,940	37,250
U.S. Treasury 2.375% 2014	25,000	26,370
U.S. Treasury 4.25% 2014	100,000	111,684
U.S. Treasury 1.625% 20156	22,682	24,945
U.S. Treasury 1.875% 20156	46,462	52,050
U.S. Treasury 2.50% 2015	25,000	26,549
U.S. Treasury 4.25% 2015	75,000	84,856
U.S. Treasury 9.875% 2015	90,000	123,440
U.S. Treasury 10.625% 2015	7,500	10,388
U.S. Treasury 11.25% 2015	136,030	185,984
U.S. Treasury 1.50% 2016	121,500	122,250
U.S. Treasury 1.50% 2016	21,300	21,465
U.S. Treasury 2.00% 2016	1,214	1,256
U.S. Treasury 2.125% 2016	1,500	1,563
U.S. Treasury 4.625% 2016	15,000	17,428
U.S. Treasury 7.50% 2016	190,000	249,012
U.S. Treasury 9.25% 2016	96,000	130,575
U.S. Treasury 3.25% 2017	35,000	38,114
U.S. Treasury 8.75% 2017	50,000	69,779
U.S. Treasury 8.875% 2017	120,000	169,706
U.S. Treasury 2.375% 2018	41,750	42,616
U.S. Treasury 4.00% 2018	35,000	39,497
U.S. Treasury 2.125% 20196	21,583	25,269
U.S. Treasury 8.125% 2019	9,000	12,880
U.S. Treasury 3.50% 2020	25,000	26,848
U.S. Treasury 8.75% 2020	83,000	124,590
U.S. Treasury 8.750% 2020	30,000	44,844
U.S. Treasury 1.125% 20216	20,656	22,292
U.S. Treasury 3.125% 2021	21,195	21,773
U.S. Treasury 8.00% 2021	40,000	58,505
U.S. Treasury 8.125% 2021	25,000	36,747
U.S. Treasury 7.125% 2023	35,000	48,886
U.S. Treasury 6.875% 2025	25,000	34,807
U.S. Treasury 6.75% 2026	90,705	125,494
U.S. Treasury 4.375% 2039	61,290	63,975
U.S. Treasury 3.875% 2040	111,900	106,983
U.S. Treasury 4.25% 2040	33,900	34,573
U.S. Treasury 4.375% 2040	112,100	116,863
U.S. Treasury 4.625% 2040	38,310	41,649
U.S. Treasury 4.75% 2041	200	222
Fannie Mae 5.00% 2011	19,815	20,017
Fannie Mae, Series 1, 4.75% 2012	75,000	79,300
Fannie Mae 6.125% 2012	251,000	260,172
Fannie Mae 2.50% 2014	25,000	26,237
Fannie Mae 2.75% 2014	50,000	52,686
Fannie Mae 4.625% 2014	25,000	27,927
Fannie Mae 5.00% 2015	25,000	28,580
Fannie Mae 5.375% 2016	10,420	12,251
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	52,695
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	26,075
Federal Home Loan Bank 3.625% 2013	105,000	112,098
Federal Home Loan Bank 5.50% 2014	82,500	94,168
Freddie Mac 5.75% 2012	75,000	76,894
Freddie Mac 3.00% 2014	40,000	42,605
Freddie Mac 5.00% 2014	40,000	44,917
Freddie Mac 5.50% 2016	14,580	17,230
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,211
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,260
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,115
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,462
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.447% 20125	25,000	25,037
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,336
CoBank ACB 7.875% 20183	17,160	20,024
CoBank ACB 0.847% 20223,5	18,690	16,769
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,261
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,505
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,242
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,630
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,571
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,181
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497% 20125	15,000	15,061
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,312
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,643
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,114
US AgBank, junior subordinated 6.11% (undated)3,5	13,000	8,304
		4,662,332

FINANCIALS — 2.92%
Prologis, Inc. 7.625% 2014	24,420	27,942
Prologis, Inc. 6.25% 2017	30,000	33,758
Prologis, Inc. 6.625% 2018	35,505	40,301
Prologis, Inc. 7.375% 2019	36,045	42,357
Prologis, Inc. 6.875% 2020	81,730	92,787
JPMorgan Chase & Co. 3.40% 2015	15,000	15,598
JPMorgan Chase & Co. 2.60% 2016	9,850	9,804
JPMorgan Chase & Co. 3.15% 2016	7,530	7,618
JPMorgan Chase & Co. 3.45% 2016	30,092	30,826
JPMorgan Chase & Co. 4.625% 2021	10,935	11,173
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	143,815	154,679
Wells Fargo & Co. 3.676% 2016	36,430	38,308
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	113,701	122,371
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	18,835	20,617
Westfield Group 7.50% 20143	20,000	23,057
Westfield Group 5.75% 20153	18,000	20,246
Westfield Group 5.70% 20163	4,000	4,490
Westfield Group 7.125% 20183	45,880	54,295
WEA Finance LLC 4.625% 20213	7,000	7,080
Goldman Sachs Group, Inc. 3.625% 2016	22,000	22,295
Goldman Sachs Group, Inc. 5.25% 2021	87,000	88,981
Goldman Sachs Group, Inc. 6.25% 2041	5,000	5,046
Bank of America Corp., Series L, 3.625% 2016	9,325	9,373
Bank of America Corp. 3.75% 2016	35,175	35,359
Bank of America Corp. 5.75% 2017	17,500	18,738
Bank of America Corp. 5.625% 2020	3,710	3,862
Bank of America Corp. 5.00% 2021	3,100	3,074
Bank of America Corp. 5.875% 2021	23,100	24,235
NB Capital Trust IV 8.25% 2027	13,500	13,922
Simon Property Group, LP 6.75% 2014	34,230	38,834
Simon Property Group, LP 4.20% 2015	7,980	8,591
Simon Property Group, LP 5.875% 2017	5,000	5,766
Simon Property Group, LP 6.125% 2018	13,915	15,926
Morgan Stanley 3.80% 2016	13,500	13,608
Morgan Stanley, Series F, 5.625% 2019	43,000	44,928
Morgan Stanley, Series F, 5.75% 2021	10,000	10,547
Developers Diversified Realty Corp. 5.375% 2012	15,221	15,664
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,525
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,548
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,695
Developers Diversified Realty Corp. 4.75% 2018	2,750	2,793
Developers Diversified Realty Corp. 7.875% 2020	10,090	11,960
HBOS PLC 6.75% 20183	40,880	41,033
Lloyds TSB Bank PLC 6.375% 2021	14,500	15,319
HBOS PLC 6.00% 20333	9,285	6,914
Monumental Global Funding 5.50% 20133	23,915	25,596
Monumental Global Funding III 0.449% 20143,5	14,860	14,398
Monumental Global Funding III 5.25% 20143	19,500	20,941
Citigroup Inc. 4.587% 2015	10,310	11,013
Citigroup Inc. 3.953% 2016	29,305	30,488
Citigroup Inc. 8.50% 2019	15,000	18,878
Capital One Bank 6.50% 2013	13,477	14,621
Capital One Capital III 7.686% 20365	36,543	37,457
Capital One Capital V 10.25% 2039	7,275	7,742
Société Générale 5.75% 20163	29,435	29,779
Société Générale 5.20% 20213	20,000	19,658
Société Générale, junior subordinated 5.922% (undated)3,5	4,705	4,103
AXA SA, Series B, junior subordinated 6.379% (undated)3,5	33,835	28,760
AXA SA, junior subordinated 6.463% (undated)3,5	25,400	21,336
Hospitality Properties Trust 6.75% 2013	14,925	15,588
Hospitality Properties Trust 5.125% 2015	3,675	3,914
Hospitality Properties Trust 6.30% 2016	550	611
Hospitality Properties Trust 6.70% 2018	24,503	26,806
PNC Funding Corp. 5.40% 2014	10,000	11,072
PNC Funding Corp. 4.25% 2015	11,800	12,817
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)3,5	8,600	7,280
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)3,5	14,300	15,020
CNA Financial Corp. 5.85% 2014	32,000	35,000
CNA Financial Corp. 6.50% 2016	2,500	2,844
CNA Financial Corp. 7.35% 2019	6,000	7,022
BNP Paribas 4.80% 20153	2,500	2,534
BNP Paribas 5.00% 2021	18,000	18,521
BNP Paribas, junior subordinated 7.195% (undated)3,5	15,900	15,025
New York Life Global Funding 5.25% 20123	20,000	21,088
New York Life Global Funding 4.65% 20133	4,000	4,275
New York Life Global Funding 2.45% 20163	8,000	8,137
Regions Financial Corp. 6.375% 2012	2,975	3,049
Regions Financial Corp. 4.875% 2013	6,035	6,043
Regions Financial Corp. 7.75% 2014	17,027	18,166
Regions Financial Corp. 5.75% 2015	4,360	4,336
UBS AG 1.253% 20145	4,000	4,009
UBS AG 2.25% 2014	17,000	17,225
UBS AG 3.875% 2015	2,000	2,103
UBS AG 5.875% 2017	5,000	5,588
UBS AG 7.75% 2026	2,000	2,389
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,486
PRICOA Global Funding I 5.30% 20133	2,500	2,712
Prudential Holdings, LLC, Series C, 8.695% 20233,4	15,000	19,008
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,396
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,193
Royal Bank of Scotland Group PLC 4.375% 2016	4,000	4,047
Royal Bank of Scotland PLC 6.125% 2021	15,000	15,741
Kimco Realty Corp. 6.00% 2012	4,062	4,292
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,818
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,291
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,657
Kimco Realty Corp. 4.30% 2018	12,000	12,551
Liberty Mutual Group Inc. 5.75% 20143	14,000	14,928
Liberty Mutual Group Inc. 6.70% 20163	10,000	11,293
Liberty Mutual Group Inc. 6.50% 20353	2,695	2,665
Barclays Bank PLC 5.14% 2020	28,525	27,297
ACE INA Holdings Inc. 5.875% 2014	5,000	5,624
ACE INA Holdings Inc. 2.60% 2015	6,275	6,377
ACE INA Holdings Inc. 5.70% 2017	2,750	3,131
ACE Capital Trust II 9.70% 2030	7,210	9,654
MetLife Global Funding I 5.125% 20133	4,305	4,578
MetLife Global Funding I 5.125% 20143	15,000	16,470
MetLife Global Funding I 2.50% 20153	2,500	2,538
Northern Trust Corp. 4.625% 2014	8,475	9,274
Northern Trust Corp. 5.85% 20173	10,150	11,756
HVB Funding Trust I, junior subordinated 8.741% 20313	14,771	14,106
HVB Funding Trust III, junior subordinated 9.00% 20313	6,394	6,106
SLM Corp., Series A, 5.40% 2011	20,000	20,104
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,413
QBE Capital Funding II LP 6.797% (undated)3,5	19,900	18,914
ERP Operating LP 6.584% 2015	3,245	3,756
ERP Operating LP 5.125% 2016	7,225	7,986
ERP Operating LP 5.75% 2017	6,000	6,808
HSBC Bank PLC 2.00% 20143	4,000	4,062
HSBC Bank PLC 3.50% 20153	7,250	7,539
HSBC Bank PLC 4.75% 20213	5,000	5,162
UnumProvident Finance Co. PLC 6.85% 20153	1,885	2,139
Unum Group 7.125% 2016	11,020	12,854
Santander Issuances, SA Unipersonal 6.50% 20193,5	12,700	12,754
Lazard Group LLC 7.125% 2015	11,250	12,698
Standard Chartered PLC 3.85% 20153	7,000	7,344
Standard Chartered PLC 3.20% 20163	5,000	5,048
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,705
Brandywine Operating Partnership, LP 5.40% 2014	3,955	4,261
Intesa Sanpaolo SpA 6.50% 20213	10,615	11,006
American Express Co. 6.15% 2017	9,080	10,486
UDR, Inc., Series A, 5.25% 2015	8,975	9,708
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,097
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,297
Discover Financial Services 6.45% 2017	3,057	3,497
Discover Financial Services 10.25% 2019	4,334	5,702
BBVA Bancomer SA 4.50% 20163	3,725	3,823
BBVA Bancomer SA 6.50% 20213	4,000	4,160
Chubb Corp., junior subordinated 6.375% 20675	7,500	7,781
NASDAQ OMX Group, Inc. 5.25% 2018	6,800	7,114
Principal Life Insurance Co. 6.25% 20123	5,000	5,150
TIAA Global Markets 4.95% 20133	3,225	3,470
Nordea Bank, Series 2, 3.70% 20143	3,000	3,158
		2,284,060

ENERGY — 1.16%
Gazprom OJSC 5.092% 20153	9,780	10,391
Gazprom OJSC, Series 9, 6.51% 2022	89,530	98,035
Gazprom OJSC 7.288% 2037	69,590	77,854
Gazprom OJSC 7.288% 20373	3,810	4,262
Kinder Morgan Energy Partners LP 5.85% 2012	17,907	18,824
Kinder Morgan Energy Partners LP 7.125% 2012	12,500	12,983
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,486
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	41,118
Kinder Morgan Energy Partners LP 3.50% 2016	1,308	1,372
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	6,197
Kinder Morgan Energy Partners LP 5.30% 2020	11,250	12,270
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	17,314
Enbridge Inc. 5.80% 2014	38,000	42,482
Enbridge Inc. 4.90% 2015	11,310	12,502
Enbridge Inc. 5.60% 2017	6,940	7,989
Devon Financing Corp., ULC 6.875% 2011	37,500	37,885
Devon Energy Corp. 5.625% 2014	16,000	17,871
Devon Energy Corp. 4.00% 2021	2,500	2,558
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,075
Enbridge Energy Partners, LP, Series B, 6.50% 2018	34,250	40,611
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,756
Enbridge Energy Partners, LP 5.20% 2020	4,575	5,000
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,738
Anadarko Petroleum Corp. 8.70% 2019	31,850	41,819
PTT Exploration & Production Ltd 5.692% 20213	45,080	47,071
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,818
Williams Partners L.P. 4.125% 2020	5,000	5,006
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,000	5,475
BP Capital Markets PLC 3.125% 2012	34,485	35,004
BP Capital Markets PLC 5.25% 2013	1,665	1,810
Husky Energy Inc. 6.25% 2012	4,345	4,552
Husky Energy Inc. 5.90% 2014	13,290	14,887
Husky Energy Inc. 6.20% 2017	3,585	4,122
Husky Energy Inc. 7.25% 2019	5,750	7,091
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,531
Ras Laffan Liquefied Natural Gas III 5.50% 20143	4,800	5,310
Ras Laffan Liquefied Natural Gas III 6.75% 20193	500	589
Ras Laffan Liquefied Natural Gas II 5.298% 20203,4	15,823	17,089
Pemex Project Funding Master Trust 5.75% 2018	10,250	11,434
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,422
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,044
TransCanada PipeLines Ltd., junior subordinated 6.35% 20675	15,000	15,383
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,4	19,750	20,194
Woodside Finance Ltd. 4.60% 20213	18,750	19,032
Shell International Finance BV 4.00% 2014	10,350	11,190
Shell International Finance BV 4.30% 2019	6,000	6,515
Total Capital Canada Ltd. 1.625% 2014	10,000	10,216
Total Capital SA 3.00% 2015	1,750	1,854
Total Capital SA 3.125% 2015	3,025	3,213
Total Capital SA 4.45% 2020	2,000	2,175
StatoilHydro ASA 2.90% 2014	6,205	6,570
StatoilHydro ASA 5.25% 2019	7,250	8,242
Reliance Holdings Ltd. 4.50% 20203	11,000	10,552
Chevron Corp. 3.95% 2014	3,250	3,518
Chevron Corp. 4.95% 2019	6,000	6,886
Spectra Energy Partners, LP 2.95% 2016	4,875	4,961
Spectra Energy Partners 4.60% 2021	3,970	4,081
Enterprise Products Operating LLC 5.20% 2020	4,500	4,930
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4	3,835	4,084
Petrobras International 5.375% 2021	3,750	4,013
Apache Corp. 6.00% 2013	995	1,100
		907,356

CONSUMER DISCRETIONARY — 0.69%
Staples, Inc. 9.75% 2014	72,826	86,689
Time Warner Inc. 5.875% 2016	50,600	58,613
Time Warner Companies, Inc. 7.25% 2017	2,500	3,073
Time Warner Inc. 4.75% 2021	5,250	5,529
Time Warner Inc. 6.25% 2041	1,500	1,630
Time Warner Cable Inc. 6.20% 2013	5,700	6,247
Time Warner Cable Inc. 7.50% 2014	17,775	20,534
Time Warner Cable Inc. 8.25% 2014	2,000	2,329
Time Warner Cable Inc. 8.75% 2019	13,175	17,282
Time Warner Cable Inc. 5.00% 2020	10,000	10,768
Comcast Corp. 5.85% 2015	10,000	11,544
Comcast Corp. 6.30% 2017	11,375	13,486
Comcast Corp. 5.875% 2018	9,250	10,664
Comcast Corp. 6.45% 2037	3,000	3,344
Comcast Corp. 6.40% 2038	11,810	13,090
Comcast Corp. 6.40% 2040	3,000	3,367
NBC Universal, Inc. 2.10% 20143	28,250	28,849
NBC Universal, Inc. 5.15% 20203	6,000	6,538
NBC Universal, Inc. 4.375% 20213	8,500	8,706
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,488
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,269
Daimler Finance NA LLC 1.95% 20143	10,000	10,149
Daimler Finance NA LLC 3.00% 20163	15,000	15,451
News America Holdings Inc. 9.25% 2013	5,200	5,750
News America Holdings Inc. 8.00% 2016	2,000	2,407
News America Inc. 4.50% 20213	12,500	12,521
News America Inc. 6.65% 2037	9,600	10,102
News America Inc. 6.15% 20413	3,875	3,879
Target Corp. 6.00% 2018	24,000	28,382
Home Depot, Inc. 5.25% 2013	6,875	7,521
Home Depot, Inc. 4.40% 2021	12,500	13,124
Johnson Controls, Inc. 1.75% 2014	20,000	20,296
Cox Communications, Inc. 7.125% 2012	7,335	7,845
Cox Communications, Inc. 4.625% 2013	5,495	5,846
Cox Communications, Inc. 5.45% 2014	880	987
Marriott International, Inc., Series I, 6.375% 2017	11,250	13,158
Macy’s Retail Holdings, Inc. 8.125% 20155	10,000	11,972
Walt Disney Co. 4.70% 2012	10,000	10,549
Thomson Reuters Corp. 6.50% 2018	7,500	8,960
Nordstrom, Inc. 6.75% 2014	6,800	7,815
Marks and Spencer Group PLC 6.25% 20173	6,729	7,326
J.C. Penney Co., Inc. 7.65% 2016	4,550	5,124
Volkswagen International Finance NV 2.875% 20163	3,000	3,078
Volkswagen International Finance NV 4.00% 20203	1,500	1,537
Banque PSA Finance 5.75% 20213	3,000	3,101
Hyundai Capital America 3.75% 20163	2,000	2,060
		541,979

HEALTH CARE — 0.68%
Roche Holdings Inc. 5.00% 20143	18,987	20,913
Roche Holdings Inc. 6.00% 20193	50,000	59,644
Pfizer Inc 6.20% 2019	48,000	58,286
Schering-Plough Corp. 6.00% 2017	47,500	57,434
Biogen Idec Inc. 6.00% 2013	40,000	42,744
Express Scripts Inc. 5.25% 2012	11,485	11,908
Express Scripts Inc. 6.25% 2014	13,837	15,560
Express Scripts Inc. 3.125% 2016	7,406	7,575
Novartis Capital Corp. 4.125% 2014	10,000	10,832
Novartis Securities Investment Ltd. 5.125% 2019	20,000	22,946
UnitedHealth Group Inc. 5.50% 2012	4,121	4,363
UnitedHealth Group Inc. 4.875% 2013	10,000	10,597
UnitedHealth Group Inc. 6.00% 2017	2,050	2,395
UnitedHealth Group Inc. 3.875% 2020	2,900	2,944
UnitedHealth Group Inc. 4.70% 2021	10,225	11,016
Cardinal Health, Inc. 5.50% 2013	17,815	19,215
Cardinal Health, Inc. 4.00% 2015	4,410	4,726
Cardinal Health, Inc. 5.80% 2016	5,000	5,757
WellPoint, Inc. 5.875% 2017	25,000	29,215
Boston Scientific Corp. 5.125% 2017	14,000	15,451
Boston Scientific Corp. 6.00% 2020	7,400	8,448
Sanofi-aventis SA 0.556% 20145	23,500	23,632
AstraZeneca PLC 5.40% 2012	18,000	18,994
Johnson & Johnson 0.348% 20145	17,500	17,549
GlaxoSmithKline Capital Inc. 5.65% 2018	14,000	16,422
Abbott Laboratories 5.875% 2016	12,907	15,298
McKesson Corp. 3.25% 2016	4,610	4,868
McKesson Corp. 4.75% 2021	2,500	2,723
Aetna Inc. 3.95% 2020	5,000	5,104
Amgen Inc. 2.30% 2016	5,000	5,078
		531,637

TELECOMMUNICATION SERVICES — 0.57%
MTS International Funding Ltd. 8.625% 20203	92,595	106,368
MTS International Funding Ltd. 8.625% 2020	6,925	7,955
Vodafone Group PLC 5.375% 2015	4,700	5,298
Vodafone Group PLC, Term Loan, 6.875% 20154,7,8,9	51,766	53,578
Vodafone Group PLC 5.75% 2016	6,475	7,475
Vodafone Group PLC 5.625% 2017	26,950	30,904
Verizon Global Funding Corp. 7.375% 2012	5,000	5,363
Verizon Communications Inc. 7.375% 2013	20,000	22,759
Verizon Communications Inc. 5.50% 2017	20,000	23,133
Verizon Communications Inc. 8.75% 2018	11,000	14,768
Verizon Communications Inc. 4.60% 2021	13,940	15,012
América Móvil, SAB de CV 5.00% 2020	12,700	13,807
América Móvil, SAB de CV 8.46% 2036	MXN286,500	23,664
PCCW-HKT Capital Ltd. 8.00% 20113,5	$20,000	20,357
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,096
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,481
SBC Communications Inc. 5.875% 2012	7,500	7,901
AT&T Inc. 2.95% 2016	7,300	7,560
Koninklijke KPN NV 8.375% 2030	11,140	14,551
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,032
Singapore Telecommunications Ltd. 6.375% 20113	3,490	3,564
American Tower Corp. 7.00% 2017	10,000	11,805
Telecom Italia Capital SA 6.999% 2018	10,000	10,554
		450,985

INDUSTRIALS — 0.48%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	6,860	7,289
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	4,033	4,291
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	7,234	7,649
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	12,409	13,410
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	11,533	12,557
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	39,450	39,771
Burlington Northern Santa Fe LLC 7.00% 2014	25,930	29,598
Burlington Northern Santa Fe LLC 5.65% 2017	1,500	1,736
Burlington Northern Santa Fe LLC 4.70% 2019	1,000	1,092
BNSF Funding Trust I 6.613% 20555	6,700	6,935
Canadian National Railway Co. 4.40% 2013	500	530
Canadian National Railway Co. 4.95% 2014	4,175	4,592
Canadian National Railway Co. 5.55% 2018	26,000	30,079
Danaher Corp. 1.30% 2014	14,500	14,675
Danaher Corp. 2.30% 2016	7,895	8,078
Danaher Corp. 3.90% 2021	5,000	5,192
Koninklijke Philips Electronics NV 4.625% 2013	25,950	27,402
Union Pacific Corp. 6.50% 2012	2,000	2,079
Union Pacific Corp. 5.125% 2014	11,495	12,650
Union Pacific Corp. 4.163% 20223	9,865	10,113
General Electric Capital Corp. 4.375% 2020	19,000	19,338
General Electric Co. 5.50% PINES 2035	1,905	1,965
Volvo Treasury AB 5.95% 20153	17,950	20,108
Atlas Copco AB 5.60% 20173	17,290	19,664
Norfolk Southern Corp. 5.75% 2016	15,090	17,407
Hutchison Whampoa International Ltd. 6.50% 20133	11,800	12,727
Odebrecht Finance Ltd 7.00% 2020	5,400	5,967
Odebrecht Finance Ltd 6.00% 20233	5,700	5,814
Republic Services, Inc. 3.80% 2018	10,000	10,376
United Technologies Corp. 4.50% 2020	8,855	9,689
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	4,000	4,030
Raytheon Co. 6.75% 2018	2,420	2,973
Lockheed Martin Corp. 4.121% 2013	2,000	2,110
BAE Systems Holdings Inc. 4.95% 20143	1,375	1,485
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,365
Waste Management, Inc. 5.00% 2014	890	972
		375,708

UTILITIES — 0.48%
Pennsylvania Electric Co. 6.05% 2017	3,000	3,475
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	48,992
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,821
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,779
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,861
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	20,333
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,714
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,669
CenterPoint Energy Resources Corp. 4.50% 20213	29,496	30,581
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	6,500	7,344
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	28,987
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,920
National Grid PLC 6.30% 2016	28,225	32,996
Teco Finance, Inc. 6.75% 2015	26,294	30,352
Teco Finance, Inc. 5.15% 2020	1,700	1,851
HKCG Finance Ltd. 6.25% 2018	15,651	18,189
HKCG Finance Ltd. 6.25% 20183	7,525	8,745
Scottish Power PLC 5.375% 2015	25,000	26,436
Pacific Gas and Electric Co. 6.25% 2013	18,000	20,076
MidAmerican Energy Co. 5.95% 2017	14,000	16,517
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,325
Public Service Co. of Colorado 5.80% 2018	4,850	5,725
Public Service Co. of Colorado 5.125% 2019	4,350	4,901
Allegheny Energy Supply Co., LLC 8.25% 20123	10,920	11,464
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,071
Electricité de France SA 4.60% 20203	2,500	2,676
Progress Energy, Inc. 7.05% 2019	2,000	2,459
		374,259

CONSUMER STAPLES — 0.46%
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,109
Anheuser-Busch InBev NV 0.609% 20145	12,490	12,541
Anheuser-Busch InBev NV 1.50% 2014	3,500	3,534
Anheuser-Busch InBev NV 3.625% 2015	5,000	5,392
Anheuser-Busch InBev NV 4.125% 2015	20,000	21,797
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,118
Anheuser-Busch InBev NV 5.00% 2020	1,000	1,125
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,760
Kroger Co. 6.75% 2012	1,000	1,041
Kroger Co. 5.00% 2013	2,500	2,663
Kroger Co. 7.50% 2014	5,215	5,975
Kroger Co. 6.40% 2017	31,300	37,509
Altria Group, Inc. 9.70% 2018	25,195	34,007
Altria Group, Inc. 4.75% 2021	10,000	10,356
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,377
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20154	12,129	13,875
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,605
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,137
Delhaize Group 5.875% 2014	10,107	11,128
Delhaize Group 6.50% 2017	19,210	22,673
Safeway Inc. 6.25% 2014	1,500	1,673
Safeway Inc. 5.00% 2019	15,000	16,152
Safeway Inc. 3.95% 2020	14,725	14,839
PepsiCo, Inc. 3.10% 2015	5,000	5,307
PepsiCo, Inc. 2.50% 2016	25,000	25,758
General Mills, Inc. 0.611% 20145	25,000	25,084
Coca-Cola Co. 1.50% 2015	8,825	8,875
Coca-Cola Co. 3.15% 2020	4,190	4,164
Tesco PLC 5.50% 20173	9,058	10,450
Kraft Foods Inc. 2.625% 2013	2,555	2,637
		358,661

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.45%
German Government, Series 8, 4.75% 2040	€57,500	$104,639
Australia Government Agency-Guaranteed, National Australia Bank 0.746% 20143,5	$25,000	25,031
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	26,750	28,184
France Government Agency-Guaranteed, Société Finance 2.25% 20123	29,365	29,788
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,645
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	10,000	10,174
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	14,350	15,406
United Mexican States Government, Series M30, 10.00% 2036	MXN212,700	22,833
Russian Federation 7.50% 20304	$17,300	20,728
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.747% 20143,5	20,000	20,259
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,230
Denmark Government Agency-Guaranteed, Danske Bank 0.608% 20123,5	15,000	15,031
Hungarian Government 6.25% 2020	13,610	14,290
Corporación Andina de Fomento 6.875% 2012	10,000	10,407
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,375	9,517
		352,162

ASSET-BACKED OBLIGATIONS4 — 0.41%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	36,005	36,691
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,435	15,951
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	7,934	8,064
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,020
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	20,000	20,088
Chase Issuance Trust, Series 2007-A9, Class A, 0.217% 20145	20,000	19,988
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,382
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,847
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	3,428	3,429
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	6,202	6,236
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20133	5,037	5,042
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	3,433	3,435
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	17,489	17,613
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	15,357	15,436
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	13,136	14,290
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	11,893	11,446
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,022
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	9,374	9,489
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	8,918	9,387
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	7,664	8,008
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	792	794
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,080
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.347% 20375	10,355	7,852
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	6,958	6,988
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,118
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	5,609	5,449
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,610	1,696
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,621	2,237
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.337% 20145	3,249	3,249
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.487% 20193,5	2,296	2,229
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 0.987% 20345	1,211	925
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.087% 20345	956	539
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,157	1,229
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	903	930
		321,179

MATERIALS — 0.36%
Dow Chemical Co. 7.60% 2014	60,200	70,217
Dow Chemical Co. 5.70% 2018	1,400	1,586
POSCO 4.25% 20203	59,355	57,594
POSCO 5.25% 20213	2,000	2,091
ArcelorMittal 5.375% 2013	9,500	10,119
ArcelorMittal 3.75% 2016	4,825	4,972
ArcelorMittal 9.85% 2019	26,700	34,802
ArcelorMittal 5.25% 2020	5,000	5,101
ArcelorMittal 5.50% 2021	3,000	3,079
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	5,129
Rio Tinto Finance (USA) Ltd. 2.50% 2016	15,000	15,436
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,420	16,949
Cliffs Natural Resources Inc. 4.875% 2021	12,500	13,044
International Paper Co. 7.95% 2018	7,800	9,603
International Paper Co. 7.50% 2021	2,250	2,754
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,000	5,614
E.I. du Pont de Nemours and Co. 5.00% 2013	404	429
E.I. du Pont de Nemours and Co. 0.667% 20145	2,500	2,516
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,731
Teck Resources Ltd. 3.15% 2017	3,950	4,071
Arbermarle Corp. 5.10% 2015	3,500	3,840
ICI Wilmington, Inc. 5.625% 2013	3,500	3,797
Yara International ASA 7.875% 20193	2,225	2,795
Airgas, Inc. 7.125% 2018	1,800	1,948
Praxair, Inc. 4.375% 2014	1,000	1,085
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	387
		280,689

INFORMATION TECHNOLOGY — 0.22%
National Semiconductor Corp. 6.15% 2012	26,305	27,477
National Semiconductor Corp. 6.60% 2017	10,000	12,065
KLA-Tencor Corp. 6.90% 2018	29,375	33,844
Cisco Systems, Inc. 0.499% 20145	20,000	20,079
Cisco Systems, Inc. 4.95% 2019	3,500	3,918
Cisco Systems, Inc. 4.45% 2020	9,000	9,697
Electronic Data Systems Corp., Series B, 6.00% 20135	10,000	10,979
Hewlett-Packard Co. 0.654% 20145	12,000	12,084
Hewlett-Packard Co. 1.55% 2014	7,000	7,098
International Business Machines Corp. 1.95% 2016	17,730	17,794
International Business Machines Corp. 2.00% 2016	5,000	5,076
International Business Machines Corp. 5.70% 2017	3,000	3,570
Google Inc. 1.25% 2014	7,500	7,619
		171,300

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	10,000	10,498
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	5,400	5,050
		15,548

Total bonds & notes (cost: $16,078,817,000)		16,931,167

Short-term securities — 3.95%

Freddie Mac 0.10%–0.21% due 11/7/2011–5/7/2012	901,838	901,235
Fannie Mae 0.12%–0.21% due 8/8/2011–6/18/2012	641,500	641,041
Jupiter Securitization Co., LLC 0.12%–0.17% due 8/4–8/25/20113	234,300	234,287
Falcon Asset Securitization Co., LLC 0.17% due 9/19/–10/4/20113	76,600	76,581
Coca-Cola Co. 0.13%–0.22% due 8/12–11/3/20113	270,560	270,507
U.S. Treasury Bills 0.097%–0.225% due 11/17/2011–5/3/2012	231,900	231,792
Variable Funding Capital Company LLC 0.15%–0.17% due 8/10–9/16/20113	156,100	156,084
Texas Instruments Inc. 0.12%–0.15% due 10/17–11/14/20113	101,600	101,523
Federal Home Loan Bank 0.17%–0.331% due 12/5/2011–3/19/2012	100,000	99,905
General Electric Co. 0.05% due 8/1/2011	73,600	73,600
General Electric Capital Corp. 0.06% due 8/11/2011	21,800	21,800
NetJets Inc. 0.07% due 8/11/20113	53,000	52,999
Straight-A Funding LLC 0.16% due 9/20/20113	50,000	49,989
Johnson & Johnson 0.20% due 8/29/20113	37,400	37,398
Federal Farm Credit Banks 0.32% due 12/27/2011	35,700	35,679
Private Export Funding Corp. 0.27% due 10/3/20113	35,000	34,992
Abbott Laboratories 0.13% due 8/9/20113	25,000	24,999
Hewlett-Packard Co. 0.06% due 8/8/20113	18,600	18,600
Medtronic Inc. 0.16% due 9/9/20113	15,800	15,798
ExxonMobil Corp. 0.03% due 8/11/2011	10,100	10,100

Total short-term securities (cost: $3,088,813,000)		3,088,909

Total investment securities (cost: $72,030,188,000)		78,398,827
Other assets less liabilities		(91,104)

Net assets		$78,307,723

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,082,355,000, which represented 3.94% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,578,000, which represented .07% of the net assets of the fund.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $53,578,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affliliates at 7/31/2011 (000)

Link Real Estate Investment Trust*	41,780,000	75,395,000	—	117,175,000	$11,174	$409,690
MAp Group	93,268,737	8,106,336	—	101,375,073	18,900	364,182
CapitaCommercial Trust	183,387,300	—	720,000	182,667,300	10,220	213,903
Elisa Oyj, Class A*	7,550,000	1,927,450	—	9,477,450	10,205	204,000
Ascendas Real Estate Investment Trust	114,668,000	15,500,000	11,971,000	118,197,000	8,130	200,251
Fidelity National Financial, Inc.	12,279,900	—	—	12,279,900	5,158	200,162
FirstGroup PLC	31,300,000	—	—	31,300,000	10,945	187,271
RPM International, Inc.	8,340,000	—	—	8,340,000	5,254	175,807
Siliconware Precision Industries Co., Ltd.	40,070,300	133,900,000	—	173,970,300	7,806	174,360
Vtech Holdings Ltd.*	11,864,000	1,590,000	—	13,454,000	10,240	157,089
William Hill PLC	39,536,488	—	—	39,536,488	3,778	149,848
Ratchaburi Electricity Generating
Holding PCL	—	94,250,000	—	94,250,000	3,185	135,884
Ratchaburi Electricity Generating Holding PCL,
nonvoting depository receipt	—	70,005,000	70,005,000	—	—	—
Hays PLC	89,115,828	2,150,000	1,290,699	89,975,129	2,625	132,699
Greene King PLC	13,758,299	315,000	—	14,073,299	1,371	113,008
Mapletree Industrial Trust*	14,000,000	81,000,000	—	95,000,000	1,564	96,649
Electricity Generating PCL	24,341,428	4,600,000	—	28,941,428	1,986	91,458
Electricity Generating PCL,
nonvoting depository receipt	—	4,600,000	4,600,000	—	375	—
Astoria Financial Corp.*	3,000,000	2,785,000	—	5,785,000	1,662	67,395
Frasers Centrepoint Trust	47,864,000	—	—	47,864,000	1,371	61,216
CapitaRetail China Trust	40,550,000	2,995,000	—	43,545,000	—	44,843
Ekornes ASA	1,980,425	—	—	1,980,425	2,749	43,218
Cache Logistics Trust	41,000,000	—	—	41,000,000	2,197	33,710
CenturyLink, Inc.†	19,526,027	4,360,512	8,780,558	15,105,981	41,376	—
Chimera Investment Corp.†	47,242,400	—	7,847,400	39,395,000	19,766	—
Colony Financial, Inc.†	750,000	—	—	750,000	743	—
Go-Ahead Group PLC†	2,465,000	330,000	2,795,000	—	2,352	—
OPAP SA†	16,421,040	—	1,207,259	15,213,781	27,724	—
Singapore Post Private Ltd.†	99,750,000	—	25,459,000	74,291,000	3,973	—
Starwood Property Trust, Inc.†	2,675,000	—	—	2,675,000	3,371	—
					$220,200	$3,256,643

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2010; it was not publicly disclosed.
†Unaffiliated issuer at 7/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$10,354,415	$—	$—	$10,354,415
Telecommunication services	8,120,673	—	—	8,120,673
Financials	7,330,230	—	—	7,330,230
Utilities	6,982,667	—	—	6,982,667
Energy	5,385,751	—	—	5,385,751
Health care	4,955,067	—	—	4,955,067
Industrials	3,615,647	—	—	3,615,647
Information technology	3,578,340	—	—	3,578,340
Consumer discretionary	3,281,364	—	—	3,281,364
Materials	1,785,957	—	—	1,785,957
Miscellaneous	2,795,259	—	—	2,795,259
Preferred stocks	25,080	25,613	—	50,693
Convertible securities	86,192	56,496	—	142,688
Bonds & notes:
Corporate bonds & notes	1,965	6,221,091	53,578	6,276,634
Mortgage-backed obligations	—	5,303,312	—	5,303,312
Bonds & notes of U.S. government &
government agencies	—	4,662,332	—	4,662,332
Bonds & notes of governments & government
agencies outside the U.S.	—	352,162	—	352,162
Asset-backed obligations	—	321,179	—	321,179
Municipals	—	15,548	—	15,548
Short-term securities	—	3,088,909	—	3,088,909
Total	$58,298,607	$20,046,642	$53,578	$78,398,827

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended July 31, 2011 (dollars in thousands):

	Beginning	Transfers					Ending
	value at	into			Net realized	Unrealized	value at
	11/1/2010	Level 3*	Purchases	Sales	loss	appreciation	7/31/2011
Investment securities	$50,250	$14,324	$1,837	$(13,917)	$(37)	$1,121	$53,578

Net unrealized appreciation during the period on Level 3 investment securities held at July 31, 2011 (dollars in thousands):							$1,491

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,186,584
Gross unrealized depreciation on investment securities	(3,928,216)
Net unrealized appreciation on investment securities	5,258,368
Cost of investment securities for federal income tax purposes	73,140,459

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
€ = Euros
£ = British pounds
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0911O-S29401

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 28, 2011